Intangible assets	12 Months Ended
Aug. 31, 2023
Intangible assets
Intangible assets

11. Intangible assets

	Intellectual		Trade
	property	Software	name	Backlog	Website	Total
	$	$	$	$	$	$
Cost
Balance at August 31, 2021	1,035,070	73,573	93,856	79,220	18,771	1,300,490
Additions	—	28,202	4,000	—	—	32,202
Currency translation	—	—	438	330	87	855
Balance at August 31, 2022	1,035,070	101,775	98,294	79,550	18,858	1,333,547
Additions
Currency translation	—	—	6,057	4,556	1,211	11,824
Balance at August 31, 2023	1,035,070	101,775	104,351	84,106	20,069	1,345,371

Accumulated depreciation
Balance at August 31, 2021	55,581	7,107	4,633	6,520	927	74,768
Depreciation	103,508	17,593	9,806	13,310	1,892	146,109
Balance at August 31, 2022	159,089	24,700	14,439	19,830	2,819	220,877
Depreciation	103,508	12,920	20,426	16,911	4,005	157,770
Balance at August 31, 2023	262,597	37,620	34,865	36,741	6,824	378,647

Net carrying amount
As at August 31, 2022	875,981	77,075	83,855	59,720	16,039	1,112,670
As at August 31, 2023	772,473	64,155	69,486	47,365	13,245	966,724

On February 16, 2021, the Company acquired intellectual property in exchange for cash consideration of EUR 300,000 ($461,134) and the issuance of 30,000 shares of the Company [note 18] at a price of U.S.$15.07 [approximately $19.13] for total consideration of $1,035,070.